Events After the Reporting Period (Details) € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 14, 2024 EUR (€)	Aug. 14, 2023 EUR (€)
Events after the Reporting Period
Restructuring costs	€ 2,000	€ 215	€ 138	€ 157
Restructuring program affected positions | item		8,000
Share repurchase program total volume		€ 949				€ 1,250
First tranche
Events after the Reporting Period
Share repurchase program total volume					€ 1,011